UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21449

        Nuveen Municipal High Income Opportunity Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Municiapl High Income Opportunity Fund (NMZ)
	January 31, 2007
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	National – 2.1% (1.4% of Total Investments)
	Charter Mac Equity Issuer Trust, Preferred Shares, Series 2004A-4:
$ 1,000	5.750%, 12/31/45 (Mandatory put 4/30/15) (Alternative Minimum Tax)	4/15 at 100.00	A3	$1,074,800
5,000	6.000%, 12/31/45 (Mandatory put 4/30/19) (Alternative Minimum Tax)	4/19 at 100.00	A3	5,536,100
1,000	GMAC Municipal Mortgage Trust, Series B-1, 5.600%, 10/31/39 (Mandatory put 10/31/19)	No Opt. Call	Baa1	1,072,490
	(Alternative Minimum Tax)

7,000	Total National			7,683,390

	Alabama – 1.7% (1.2% of Total Investments)
6,200	Baldwin County Eastern Shore Healthcare Authority, Alabama, Hospital Revenue Bonds, Thomas	4/08 at 102.00	N/R (4)	6,435,786
	Hospital, Series 1998, 5.750%, 4/01/27 (Pre-refunded 4/01/08)

	Arizona – 5.3% (3.7% of Total Investments)
538	Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, Special Assessment	7/10 at 102.00	N/R	594,011
	Lien Bonds, Series 2001A, 7.875%, 7/01/25
2,000	Maricopa County Industrial Development Authority, Arizona, Multifamily Housing Revenue Bonds,	11/07 at 103.00	N/R	1,987,820
	Privado Park Apartments Project, Series 2006A, 5.250%, 11/01/41 (Mandatory put 11/01/11)
	(Alternative Minimum Tax)
6,720	Maricopa County Industrial Development Authority, Arizona, Senior Living Facility Revenue	1/11 at 103.00	BB	6,990,278
	Bonds, Christian Care Mesa II Inc., Series 2004A, 6.625%, 1/01/34 (Alternative Minimum Tax)
	Phoenix Industrial Development Authority, Arizona, Educational Revenue Bonds, Keystone
	Montessori School, Series 2004A:
315	6.375%, 11/01/13	11/11 at 103.00	N/R	324,167
790	7.250%, 11/01/23	11/11 at 103.00	N/R	853,390
1,715	7.500%, 11/01/33	11/11 at 103.00	N/R	1,851,531
1,000	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Franklin	7/16 at 100.00	N/R	1,006,080
	Phonetic Charter School, Series 2006, 5.750%, 7/01/36
1,645	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Heritage	7/14 at 100.00	N/R	1,743,930
	Elementary School, Series 2004, 7.500%, 7/01/34
550	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Noah	12/14 at 100.00	BBB–	577,231
	Webster Basic Schools Inc., Series 2004, 6.125%, 12/15/34
500	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Pointe	No Opt. Call	AAA	577,635
	Educational Services Charter School, Series 2004, 6.250%, 7/01/14 (ETM)
1,000	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Pointe	7/14 at 100.00	N/R (4)	1,181,560
	Educational Services Charter School, Series 2004, 7.125%, 7/01/24 (Pre-refunded 7/01/14)
1,150	Pinal County Industrial Development Authority, Arizona, Correctional Facilities Contract	10/12 at 100.00	A	1,197,610
	Revenue Bonds, Florence West Prison LLC, Series 2002A, 5.250%, 10/01/22 – ACA Insured
1,000	Tucson Industrial Development Authority, Arizona, Charter School Revenue Bonds, Arizona	9/14 at 100.00	BBB–	1,039,490
	Agribusiness and Equine Center Charter School, Series 2004A, 5.850%, 9/01/24

18,923	Total Arizona			19,924,733

	California – 16.8% (11.3% of Total Investments)
8,000	Alameda Public Finance Authority, California, Revenue Bond Anticipation Notes, Alameda Power	No Opt. Call	N/R	7,959,520
	and Telecom, Series 2004, 7.000%, 6/01/09
940	California Health Facilities Financing Authority, Hospital Revenue Bonds, Downey Community	5/07 at 100.00	BB	940,235
	Hospital, Series 1993, 5.750%, 5/15/15
	California State Public Works Board, Lease Revenue Bonds, Department of General Services,
	Series 2003D:
1,090	5.000%, 6/01/21	12/13 at 100.00	A	1,140,282
1,170	5.100%, 6/01/23	12/13 at 100.00	A	1,228,301
3,000	California State Public Works Board, Lease Revenue Bonds, Department of Mental Health,	6/14 at 100.00	A	3,129,750
	Coalinga State Hospital, Series 2004A, 5.000%, 6/01/25
2,925	California Statewide Community Development Authority, Revenue Bonds, Epidaurus Project, Series	3/14 at 102.00	N/R	3,101,612
	2004A, 7.750%, 3/01/34
1,005	California Statewide Community Development Authority, Subordinate Lien Multifamily Housing	1/14 at 100.00	N/R	1,080,063
	Revenue Bonds, Corona Park Apartments, Series 2004I-S, 7.750%, 1/01/34 (Alternative Minimum
	Tax)
3,360	California, General Obligation Bonds, Series 2003, 5.000%, 11/01/21	11/13 at 100.00	A+	3,537,542
4,975	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/13 at 100.00	AAA	5,480,958
	Asset-Backed Bonds, Series 2003B, 5.625%, 6/01/33 (Pre-refunded 6/01/13)
5,500	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	BBB	6,288,865
	Bonds, Series 2003A-1, 6.750%, 6/01/39
1,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	BBB	1,221,290
	Revenue Bonds, Series 2003A-2, 7.900%, 6/01/42
	Huntington Beach, California, Special Tax Bonds, Community Facilities District 2003-1,
	Huntington Center, Series 2004:
500	5.800%, 9/01/23	9/14 at 100.00	N/R	515,290
1,000	5.850%, 9/01/33	9/14 at 100.00	N/R	1,030,570
2,500	Independent Cities Lease Finance Authority, California, Revenue Bonds, El Granada Mobile Home	5/14 at 100.00	N/R	2,764,725
	Park, Series 2004A, 6.450%, 5/15/44
1,015	Independent Cities Lease Finance Authority, California, Subordinate Lien Revenue Bonds, El	5/14 at 100.00	N/R	1,077,981
	Granada Mobile Home Park, Series 2004B, 6.500%, 5/15/44
1,200	Lake Elsinore, California, Special Tax Bonds, Community Facilities District 2003-2 Improvement	9/13 at 102.00	N/R	1,286,928
	Area A, Canyon Hills, Series 2004A, 5.950%, 9/01/34
3,400	Lee Lake Water District, Riverside County, California, Special Tax Bonds, Community Facilities	9/13 at 102.00	N/R	3,646,296
	District 3, Series 2004, 5.950%, 9/01/34
300	Los Angeles Regional Airports Improvement Corporation, California, Sublease Revenue Bonds, Los	12/12 at 102.00	B	346,140
	Angeles International Airport, American Airlines Inc. Terminal 4 Project, Series 2002B,
	7.500%, 12/01/24 (Alternative Minimum Tax)
2,950	Los Angeles Regional Airports Improvement Corporation, California, Sublease Revenue Bonds, Los	12/12 at 102.00	B	3,403,710
	Angeles International Airport, American Airlines Inc. Terminal 4 Project, Series 2002C,
	7.500%, 12/01/24 (Alternative Minimum Tax)
	Moreno Valley Unified School District, Riverside County, California, Special Tax Bonds,
	Community Facilities District, Series 2004:
800	5.550%, 9/01/29	9/14 at 100.00	N/R	816,328
1,250	5.650%, 9/01/34	9/14 at 100.00	N/R	1,275,538
995	Oceanside, California, Special Tax Revenue Bonds, Community Facilities District – Morro Hills,	3/14 at 100.00	N/R	1,045,357
	Series 2004, 5.750%, 9/01/28
	Orange County, California, Special Tax Bonds, Community Facilities District 03-1 of Ladera
	Ranch, Series 2004A:
500	5.500%, 8/15/23	8/12 at 101.00	N/R	522,140
1,625	5.600%, 8/15/28	8/12 at 101.00	N/R	1,701,180
1,000	5.625%, 8/15/34	8/12 at 101.00	N/R	1,047,810
2,250	San Diego County, California, Certificates of Participation, San Diego-Imperial Counties	9/12 at 100.00	BBB–	2,335,725
	Developmental Services Foundation Project, Series 2002, 5.500%, 9/01/27
3,895	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities	9/13 at 103.00	N/R	4,243,174
	District 2001-1, Series 2004A, 6.125%, 9/01/39

58,145	Total California			62,167,310

	Colorado – 8.8% (6.0% of Total Investments)
925	Bradburn Metropolitan District 3, Colorado, General Obligation Bonds, Series 2003, 7.500%,	12/13 at 101.00	N/R	1,028,508
	12/01/33
5,594	Buffalo Ridge Metropolitan District, Colorado, Limited Obligation Assessment Bonds, Series	12/13 at 101.00	N/R	6,219,969
	2003, 7.500%, 12/01/33
400	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Academy	12/10 at 101.00	BBB (4)	446,264
	Charter School – Douglas County School District Re. 1, Series 2000, 6.875%, 12/15/20
	(Pre-refunded 12/15/10)
650	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Bromley	9/11 at 100.00	Ba1 (4)	732,609
	East Charter School, Series 2000A, 7.250%, 9/15/30 (Pre-refunded 9/15/11)
905	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Compass	7/08 at 100.00	N/R (4)	937,933
	Montessori Elementary Charter School, Series 2000, 7.750%, 7/15/31 (Pre-refunded 7/15/08)
3,500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Denver	5/14 at 101.00	N/R	3,738,595
	Arts and Technology Academy, Series 2003, 8.000%, 5/01/34
	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Excel
	Academy Charter School, Series 2003:
485	7.300%, 12/01/23 (Pre-refunded 12/01/11)	12/11 at 100.00	AAA	558,696
875	7.500%, 12/01/33 (Pre-refunded 12/01/11)	12/11 at 100.00	AAA	1,015,613
1,797	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	2/10 at 100.00	AAA	1,997,509
	Jefferson County School District R-1 – Compass Montessori Secondary School, Series 2002,
	8.000%, 2/15/32 (Pre-refunded 2/15/10)
1,000	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	2/16 at 101.00	N/R	985,200
	Jefferson County School District R-1 – Compass Montessori Secondary School, Series 2006,
	5.625%, 2/15/36
1,450	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Weld	6/11 at 100.00	Ba1 (4)	1,609,921
	County School District 6 – Frontier Academy, Series 2001, 7.250%, 6/01/20 (Pre-refunded
	6/01/11)
1,500	Colorado Educational and Cultural Facilities Authority, Independent School Improvement Revenue	6/14 at 100.00	N/R	1,631,265
	Bonds, Heritage Christian School of Northern Colorado, Series 2004A, 7.500%, 6/01/34
900	Colorado Housing and Finance Authority, Multifamily Project Bonds, Class II Series 2002C-6,	10/12 at 100.00	AA	926,937
	5.300%, 10/01/42
4,300	Denver Health and Hospitals Authority, Colorado, Revenue Bonds, Series 2004A, 6.250%, 12/01/33	12/14 at 100.00	BBB	4,784,352
1,000	Denver, Colorado, FHA–Insured Multifamily Housing Mortgage Loan Revenue Bonds, Garden Court	7/08 at 102.00	AAA	1,023,300
	Community Project, Series 1998, 5.400%, 7/01/39
1,250	Mesa County, Colorado, Residential Care Facilities Mortgage Revenue Bonds, Hilltop Community	12/11 at 101.00	AA	1,310,288
	Resources Inc. Obligated Group, Series 2001A, 5.250%, 12/01/21 - RAAI Insured
1,995	Park Creek Metropolitan District, Colorado, Limited Tax Obligation Revenue Bonds, Series	12/13 at 100.00	N/R	2,246,889
	2003CR-2, 7.875%, 12/01/32 (Mandatory put 12/01/13)
	Tallyn’s Reach Metropolitan District 2, Aurora, Colorado, Limited Tax General Obligation
	Bonds, Series 2004:
250	6.000%, 12/01/18	12/13 at 100.00	N/R	259,250
315	6.375%, 12/01/23	12/13 at 100.00	N/R	330,404
	Tallyn’s Reach Metropolitan District 3, Aurora, Colorado, Limited Tax General Obligation
	Bonds, Series 2004:
500	6.625%, 12/01/23	12/13 at 100.00	N/R	531,485
500	6.750%, 12/01/33	12/13 at 100.00	N/R	531,500

30,091	Total Colorado			32,846,487

	Connecticut – 0.6% (0.4% of Total Investments)
1,025	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator	7/07 at 100.00	BBB	1,025,656
	Lisbon Project, Series 1993A, 5.500%, 1/01/20 (Alternative Minimum Tax)
1,000	Mashantucket Western Pequot Tribe, Connecticut, Subordinate Special Revenue Bonds, Series	9/16 at 100.00	Baa3	1,053,620
	2006A, 5.500%, 9/01/36

2,025	Total Connecticut			2,079,276

	Florida – 9.1% (6.2% of Total Investments)
4,390	Bartram Springs Community Development District, Duval County, Florida, Special Assessment	5/13 at 102.00	N/R (4)	4,982,870
	Bonds, Series 2003A, 6.650%, 5/01/34 (Pre-refunded 5/01/13)
700	Broward County, Florida, Airport Facility Revenue Bonds, Learjet Inc., Series 2000, 7.500%,	11/14 at 101.00	BBB–	821,863
	11/01/20 (Alternative Minimum Tax)
1,175	Century Gardens Community Development District, Miami-Dade County, Florida, Special Assessment	5/14 at 101.00	N/R	1,236,335
	Revenue Bonds, Series 2004, 5.900%, 5/01/34
	Islands at Doral Northeast Community Development District, Miami-Dade County, Florida, Special
	Assessment Bonds, Series 2004:
470	6.125%, 5/01/24	5/14 at 101.00	N/R	509,391
450	6.250%, 5/01/34	5/14 at 101.00	N/R	482,846
6,880	Lee County Industrial Development Authority, Florida, Multifamily Housing Revenue Bonds,	No Opt. Call	Caa3	6,795,789
	Legacy at Lehigh Project, Senior Series 2003A, 6.000%, 12/01/43 (5)
630	Lexington Community Development District, Florida, Special Assessment Revenue Bonds, Series	5/14 at 101.00	N/R	665,816
	2004, 6.125%, 5/01/34
3,330	Meadowwoods Community Development District, Pasco County, Florida, Special Assessment Revenue	5/14 at 101.00	N/R	3,473,357
	Bonds, Series 2004A, 6.050%, 5/01/35
3,885	MMA Financial CDD Junior Securitization Trust, Florida, Pass-Through Certificates, Class A,	11/07 at 100.00	N/R	3,909,107
	Series 2003I, 8.000%, 11/01/13
3,860	Palm Beach County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Lake	7/09 at 103.00	N/R	3,997,802
	Delray Apartments, Series 1999A, 6.400%, 1/01/31 (Alternative Minimum Tax)
1,700	South-Dade Venture Community Development District, Florida, Special Assessment Revenue Bonds,	5/14 at 101.00	N/R	1,817,742
	Series 2004, 6.125%, 5/01/34
	Stonegate Community Development District, Florida, Special Assessment Revenue Bonds, Series
	2004:
470	6.000%, 5/01/24	5/14 at 101.00	N/R	505,241
500	6.125%, 5/01/34	5/14 at 101.00	N/R	531,865
	Westchester Community Development District 1, Florida, Special Assessment Bonds, Series 2003:
145	6.000%, 5/01/23	5/13 at 101.00	N/R	154,194
3,750	6.125%, 5/01/35	5/13 at 101.00	N/R	3,973,425

32,335	Total Florida			33,857,643

	Georgia – 1.0% (0.7% of Total Investments)
500	Effingham County Development Authority, Georgia, Solid Waste Disposal Revenue Bonds, Ft. James	7/08 at 102.00	B1	507,175
	Project, Series 1998, 5.625%, 7/01/18 (Alternative Minimum Tax) (6)
900	Fulton County Residential Care Facilities Authority, Georgia, Revenue Bonds, Canterbury Court,	2/09 at 100.00	N/R	949,518
	Series 2004A, 6.125%, 2/15/34
1,935	Fulton County Residential Care Facilities Authority, Georgia, Revenue Bonds, St. Anne’s	12/13 at 102.00	N/R	2,182,796
	Terrace, Series 2003, 7.625%, 12/01/33

3,335	Total Georgia			3,639,489

	Illinois – 9.5% (6.5% of Total Investments)
2,000	Chicago, Illinois, Certificates of Participation Tax Increment Revenue Notes,	12/08 at 100.00	N/R	2,069,220
	Chicago/Kingsbury Redevelopment Project, Series 2004A, 6.570%, 2/15/13
1,000	Chicago, Illinois, Certificates of Participation, Tax Increment Allocation Revenue Bonds,	7/11 at 100.00	N/R	1,067,610
	Diversey-Narragansett Project, Series 2006, 7.460%, 2/15/26
2,000	Illinois Finance Authority, Revenue Bonds, Midwest Regional Medical Center Galena-Stauss	10/16 at 100.00	N/R	1,999,960
	Hospital, Series 2006, 6.750%, 10/01/46
	Illinois Health Facilities Authority, FHA-Insured Mortgage Revenue Refunding Bonds, Sinai
	Health System, Series 2003:
5,000	5.100%, 8/15/33	8/13 at 100.00	AAA	5,192,000
5,000	5.150%, 2/15/37	8/13 at 100.00	AAA	5,211,850
1,000	Illinois Health Facilities Authority, Revenue Bonds, Condell Medical Center, Series 2002,	5/12 at 100.00	Baa2	1,037,240
	5.500%, 5/15/32
8,800	Illinois Health Facilities Authority, Revenue Bonds, Lake Forest Hospital, Series 2002A,	7/12 at 100.00	A–	9,399,454
	5.750%, 7/01/29
1,400	Illinois Health Facilities Authority, Revenue Bonds, Midwest Physicians Group Ltd., Series	11/08 at 102.00	N/R	1,405,278
	1998, 5.500%, 11/15/19
795	Illinois Health Facilities Authority, Revenue Bonds, Victory Health Services, Series 1997A,	8/07 at 101.00	N/R (4)	811,202
	5.750%, 8/15/27 (Pre-refunded 8/15/07)
1,650	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel	1/16 at 100.00	N/R	1,772,859
	Revenue Bonds, Series 2005A-1, 7.125%, 1/01/36
1,062	Lombard Public Facilities Corporation, Illinois, Third Tier Conference Center and Hotel	7/07 at 100.00	N/R	1,062,583
	Revenue Bonds, Series 2005C-3, 4.000%, 1/01/36
2,060	Plano Special Service Area 1, Illinois, Special Tax Bonds, Lakewood Springs Project, Series	3/14 at 102.00	N/R	2,200,595
	2004A, 6.200%, 3/01/34
1,000	Volo Village, Illinois, Special Service Area 3 Special Tax Bonds, Symphony Meadows Project 1,	3/16 at 102.00	N/R	1,040,610
	Series 2006, 6.000%, 3/01/36 (Mandatory put 2/29/16)
1,000	Yorkville, Illinois, Special Service Area 2005-108 Assessment Bonds, Autumn Creek Project,	3/16 at 102.00	N/R	1,040,610
	Series 2006, 6.000%, 3/01/36

33,767	Total Illinois			35,311,071

	Indiana – 9.7% (6.7% of Total Investments)
6,360	Carmel Redevelopment District, Indiana, Tax Increment Revenue Bonds, Series 2004A, 6.650%,	7/12 at 103.00	N/R	6,824,280
	1/15/24
22,770	Indiana Finance Authority, Water Facilities Refunding Revenue Bonds, Indiana-American Water	10/16 at 100.00	AAA	23,128,400
	Company Inc. Project, Series 2006, 4.875%, 10/01/36 – AMBAC Insured (UB)
	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Community Foundation of
	Northwest Indiana, Series 2004A:
500	6.250%, 3/01/25	3/14 at 101.00	BBB–	542,420
2,500	6.000%, 3/01/34	3/14 at 101.00	BBB–	2,673,875
1,000	St. Joseph County, Indiana, Economic Development Revenue Bonds, Chicago Trail Village	7/15 at 103.00	N/R	1,080,900
	Apartments, Series 2005A, 7.500%, 7/01/35
1,795	Whitley County, Indiana, Solid Waste and Sewerage Disposal Revenue Bonds, Steel Dynamics Inc.,	11/10 at 102.00	N/R	1,939,767
	Series 1998, 7.250%, 11/01/18 (Alternative Minimum Tax)

34,925	Total Indiana			36,189,642

	Louisiana – 6.9% (4.8% of Total Investments)
2,280	Carter Plantation Community Development District, Livingston Parish, Louisiana, Special	5/07 at 100.00	N/R	2,284,355
	Assessment Bonds, Series 2004, 5.500%, 5/01/16
8,500	Hodge, Louisiana, Combined Utility System Revenue Bonds, Smurfit-Stone Container Corporation,	No Opt. Call	CCC+	10,696,313
	Series 2003, 7.450%, 3/01/24 (Alternative Minimum Tax)
2,590	Lafourche Parish Housing Authority, Louisiana, GNMA Collateralized Mortgage Loan Multifamily	1/11 at 105.00	AAA	2,808,415
	Mortgage Revenue Bonds, City Place II Apartments, Series 2001, 6.700%, 1/20/40
1,000	Louisiana Local Government Environmental Facilities and Community Development Authority,	9/16 at 100.00	N/R	1,012,210
	Carter Plantation Hotel Project Revenue Bonds, Series 2006A, 6.000%, 9/01/36
1,000	Louisiana Local Government Environmental Facilities and Community Development Authority,	6/16 at 101.00	N/R	1,021,160
	Revenue Bonds, CDF Healthcare of Louisiana LLC, Series 2006A, 7.000%, 6/01/36
	Ouachita Parish Industrial Development Authority, Louisiana, Solid Waste Disposal Revenue
	Bonds, White Oaks Project, Series 2004A:
865	8.250%, 3/01/19 (Alternative Minimum Tax)	3/10 at 102.00	N/R	904,686
805	8.500%, 3/01/24 (Alternative Minimum Tax)	3/10 at 102.00	N/R	841,933
5,125	St. James Parish, Louisiana, Solid Waste Disposal Revenue Bonds, Freeport McMoran Project,	4/07 at 100.00	N/R	5,251,331
	Series 1992, 7.700%, 10/01/22 (Alternative Minimum Tax)
1,000	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds,	5/11 at 101.00	BBB	1,070,520
	Series 2001B, 5.875%, 5/15/39

23,165	Total Louisiana			25,890,923

	Maine – 0.9% (0.6% of Total Investments)
3,155	Portland Housing Development Corporation, Maine, Section 8 Assisted Senior Living Revenue	2/14 at 102.00	Baa2	3,321,836
	Bonds, Avesta Housing Development Corporation, Series 2004A, 6.000%, 2/01/34

	Maryland – 3.3% (2.3% of Total Investments)
2,000	Maryland Energy Financing Administration, Revenue Bonds, AES Warrior Run Project, Series 1995,	9/07 at 100.00	N/R	2,010,940
	7.400%, 9/01/19 (Alternative Minimum Tax)
3,850	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health,	8/14 at 100.00	A3	4,089,971
	Series 2004, 5.500%, 8/15/33
7,435	Prince George’s County, Maryland, Revenue Bonds, Dimensions Health Corporation, Series 1994,	7/07 at 100.00	B3	6,353,579
	5.300%, 7/01/24

13,285	Total Maryland			12,454,490

	Massachusetts – 1.0% (0.7% of Total Investments)
635	Massachusetts Development Finance Agency, Pioneer Valley Resource Recovery Revenue Bonds,	No Opt. Call	N/R	643,985
	Eco/Springfield LLC, Series 2006, 5.875%, 7/01/14 (Alternative Minimum Tax)
1,350	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Northern Berkshire	7/14 at 100.00	BB–	1,436,441
	Community Services Inc., Series 2004B, 6.375%, 7/01/34
1,445	Massachusetts Housing Finance Agency, Rental Housing Mortgage Revenue Bonds, Series 2000H,	7/10 at 100.00	AAA	1,543,014
	6.650%, 7/01/41 – MBIA Insured (Alternative Minimum Tax)

3,430	Total Massachusetts			3,623,440

	Michigan – 4.6% (3.2% of Total Investments)
1,290	Countryside Charter School, Berrien County, Michigan, Charter School Revenue Bonds, Series	4/09 at 100.00	N/R	1,315,568
	1999, 7.000%, 4/01/29
900	Countryside Charter School, Berrien County, Michigan, Charter School Revenue Bonds, Series	4/09 at 100.00	N/R	938,079
	2000, 8.000%, 4/01/29
1,440	Detroit Local Development Finance Authority, Michigan, Tax Increment Bonds, Series 1998A,	5/09 at 101.00	BB–	1,452,427
	5.500%, 5/01/21
3,580	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Detroit Medical	2/07 at 100.00	BB–	3,549,248
	Center Obligated Group, Series 1993B, 5.500%, 8/15/23
1,500	Michigan State Hospital Finance Authority, Revenue Bonds, Hills and Dales General Hospital,	11/15 at 102.00	N/R	1,556,130
	Series 2005A, 6.750%, 11/15/38
1,200	Midland County Economic Development Corporation, Michigan, Subordinated Pollution Control	7/07 at 101.00	BB–	1,231,908
	Limited Obligation Revenue Refunding Bonds, Midland Cogeneration Project, Series 2000A,
	6.875%, 7/23/09 (Alternative Minimum Tax)
2,705	Nataki Talibah Schoolhouse, Wayne County, Michigan, Certificates of Participation, Series	6/10 at 102.00	N/R	2,861,051
	2000, 8.250%, 6/01/30
	Pontiac Hospital Finance Authority, Michigan, Hospital Revenue Refunding Bonds, NOMC Obligated
	Group, Series 1993:
1,000	6.000%, 8/01/13	2/07 at 100.00	BB–	1,001,250
1,500	6.000%, 8/01/18	2/07 at 100.00	BB–	1,485,300
1,800	6.000%, 8/01/23	2/07 at 100.00	BB–	1,741,500

16,915	Total Michigan			17,132,461

	Minnesota – 2.8% (1.9% of Total Investments)
	Minneapolis, Minnesota, Student Housing Revenue Bonds, Riverton Community Housing Project,
	Series 2000:
100	7.200%, 7/01/14 (Pre-refunded 7/01/10)	7/10 at 100.00	N/R (4)	109,601
100	7.300%, 7/01/15 (Pre-refunded 7/01/10)	7/10 at 100.00	N/R (4)	109,917
1,325	Ramsey, Anoka County, Minnesota, Charter School Lease Revenue Bonds, PACT Charter School,	6/14 at 102.00	N/R	1,422,017
	Series 2004A, 6.750%, 12/01/33
5,000	St. Louis Park, Minnesota, Revenue Bonds, Park Nicollet Health Services, Series 2003B, 5.250%,	7/14 at 100.00	A	5,245,300
	7/01/30
1,430	St. Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, Higher	6/14 at 102.00	N/R	1,472,428
	Ground Academy Charter School, Series 2004A, 6.625%, 12/01/23
1,100	St. Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, HOPE	6/14 at 102.00	N/R	1,176,439
	Community Academy Charter School, Series 2004A, 6.750%, 12/01/33
1,000	St. Paul Port Authority, Minnesota, Lease Revenue Bonds, HealthEast Midway Campus, Series	5/15 at 100.00	N/R	1,034,040
	2005B, 6.000%, 5/01/30

10,055	Total Minnesota			10,569,742

	Mississippi – 0.3% (0.2% of Total Investments)
991	Mississippi Home Corporation, Multifamily Housing Revenue Bonds, Tupelo Personal Care	10/19 at 101.00	N/R	1,028,761
	Apartments, Series 2004-2, 6.125%, 9/01/34 (Alternative Minimum Tax)

	Missouri – 2.5% (1.7% of Total Investments)
2,330	Kansas City Industrial Development Authority, Missouri, Multifamily Housing Revenue Bonds,	2/14 at 102.00	N/R	2,412,179
	Pickwick Apartments Project, Series 2004, 8.000%, 2/01/34 (Alternative Minimum Tax)
5,935	Missouri Environmental Improvement and Energy Resources Authority, Water Facility Revenue	12/16 at 100.00	AAA	5,828,823
	Bonds, Missouri-American Water Company, Series 2006, 4.600%, 12/01/36 – AMBAC Insured
	(Alternative Minimum Tax) (UB)
1,000	Saint Louis Industrial Development Authority, Missouri, Saint Louis Convention Center	12/10 at 102.00	Caa2	989,380
	Headquarters Hotel Project, Series 2000A, 7.250%, 12/15/35 (Alternative Minimum Tax)

9,265	Total Missouri			9,230,382

	Montana – 2.0% (1.4% of Total Investments)
5,200	Montana Board of Investments, Exempt Facility Revenue Bonds, Stillwater Mining Company, Series	7/10 at 101.00	B2	5,393,024
	2000, 8.000%, 7/01/20 (Alternative Minimum Tax)
1,965	Montana Board of Investments, Resource Recovery Revenue Bonds, Yellowstone Energy LP, Series	No Opt. Call	N/R	1,985,456
	1993, 7.000%, 12/31/19 (Alternative Minimum Tax)

7,165	Total Montana			7,378,480

	Nebraska – 3.5% (2.4% of Total Investments)
8,670	Omaha Public Power District, Nebraska, Separate Electric System Revenue Bonds, Nebraska City	2/17 at 100.00	AAA	9,943,188
	2, Series 2006A, Residuals 1508-2, 7.146%, 2/01/49 (IF)
3,000	Omaha Public Power District, Nebraska, Separate Electric System Revenue Bonds, Nebraska City	2/17 at 100.00	AAA	3,146,850
	2, Series 2006A, 5.000%, 2/01/49 – AMBAC Insured (UB)

11,670	Total Nebraska			13,090,038

	Nevada – 2.5% (1.7% of Total Investments)
3,670	Clark County, Nevada, Industrial Development Revenue Bonds, Nevada Power Company Project,	7/07 at 100.00	B	3,637,557
	Series 1995C, 5.500%, 10/01/30
2,000	Clark County, Nevada, Industrial Development Revenue Bonds, Nevada Power Company, Series	7/07 at 100.00	B	2,013,060
	1995A, 5.600%, 10/01/30 (Alternative Minimum Tax)
500	Clark County, Nevada, Industrial Development Revenue Bonds, Nevada Power Company, Series	5/07 at 100.00	B	500,205
	1997A, 5.900%, 11/01/32 (Alternative Minimum Tax)
1,500	Clark County, Nevada, Local Improvement Bonds, Mountain’s Edge Special Improvement District	2/07 at 103.00	N/R	1,554,195
	142, Series 2003, 6.375%, 8/01/23
1,550	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas	1/10 at 102.00	N/R	1,650,239
	Monorail Project, Second Tier, Series 2000, 7.375%, 1/01/40

9,220	Total Nevada			9,355,256

	New Jersey – 4.8% (3.3% of Total Investments)
1,000	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of New Jersey	1/08 at 102.00	BB+	983,000
	Obligated Group, Series 1998, 5.125%, 7/01/25
3,510	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	9/09 at 101.00	B	3,661,667
	Airlines Inc., Series 1999, 6.250%, 9/15/29 (Alternative Minimum Tax)
500	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	11/10 at 101.00	B	543,545
	Airlines Inc., Series 2000, 7.000%, 11/15/30 (Alternative Minimum Tax)
500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Trinitas Hospital	7/10 at 101.00	BBB–	551,700
	Obligated Group, Series 2000, 7.500%, 7/01/30
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2003:
7,825	6.750%, 6/01/39 (Pre-refunded 6/01/13)	6/13 at 100.00	BBB (4)	9,077,235
2,760	7.000%, 6/01/41 (Pre-refunded 6/01/13)	6/13 at 100.00	BBB (4)	3,243,469

16,095	Total New Jersey			18,060,616

	New York – 2.3% (1.6% of Total Investments)
4,000	Dormitory Authority of the State of New York, Revenue Bonds, Lenox Hill Hospital Obligated	7/11 at 101.00	Ba2	4,168,760
	Group, Series 2001, 5.500%, 7/01/30
1,000	New York City Industrial Development Agency, New York, American Airlines-JFK International	8/16 at 101.00	B	1,229,060
	Airport Special Facility Revenue Bonds, Series 2005, 7.750%, 8/01/31 (Alternative Minimum Tax)
500	New York City Industrial Development Agency, New York, Liberty Revenue Bonds, 7 World Trade	3/09 at 103.00	N/R	531,485
	Center, Series 2005A, 6.250%, 3/01/15
1,700	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds,	2/07 at 100.00	CCC+	1,717,340
	American Airlines Inc., Series 1994, 6.900%, 8/01/24 (Alternative Minimum Tax)
750	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, JFK	No Opt. Call	B	862,275
	Airport – American Airlines Inc., Series 2002A, 8.000%, 8/01/12 (Alternative Minimum Tax)

7,950	Total New York			8,508,920

	North Carolina – 1.5% (1.0% of Total Investments)
5,500	North Carolina Capital Facilities Finance Agency, Solid Waste Facilities Revenue Bonds,	7/12 at 106.00	N/R	5,682,875
	Liberty Tire Services of North Carolina LLC, Series 2004A, 6.750%, 7/01/29

	Ohio – 4.0% (2.7% of Total Investments)
	Belmont County, Ohio, Revenue Bonds, Ohio Valley Health Services and Education Corporation,
	Series 1998:
500	5.700%, 1/01/13	1/08 at 102.00	B	492,105
400	5.800%, 1/01/18	1/08 at 102.00	B	390,200
3,375	Cleveland-Cuyahoga County Port Authority, Ohio, Development Revenue Bonds, Bond Fund Program –	5/14 at 102.00	N/R	3,467,104
	Garfield Heights Project, Series 2004D, 5.250%, 5/15/23
7,300	Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, Bay Shore Power, Series	9/08 at 102.00	N/R	7,409,281
	1998A, 5.875%, 9/01/20 (Alternative Minimum Tax)
1,000	Ohio, Environmental Facilities Revenue Bonds, Ford Motor Company, Series 2005, 5.750%, 4/01/35	4/15 at 100.00	Ba1	1,013,100
	(Alternative Minimum Tax)
800	Toledo-Lucas County Port Authority, Ohio, Port Revenue Bonds, Cargill Inc., Series 2004A,	3/14 at 101.00	A+	817,768
	4.800%, 3/01/22
1,275	Trumbull County, Ohio, Sewerage Disposal Revenue Bonds, General Motors Corporation, Series	No Opt. Call	B–	1,345,520
	1994, 6.750%, 7/01/14 (Alternative Minimum Tax)

14,650	Total Ohio			14,935,078

	Oklahoma – 5.0% (3.4% of Total Investments)
1,000	Okeene Municipal Hospital and Schallmo Authority, Oklahoma, Revenue Bonds, Series 2006,	1/16 at 101.00	N/R	1,009,790
	7.000%, 1/01/35
	Oklahoma Development Finance Authority, Revenue Refunding Bonds, Hillcrest Healthcare System,
	Series 1999A:
1,200	5.750%, 8/15/15 (Pre-refunded 8/15/09)	8/09 at 101.00	AAA	1,268,052
11,680	5.625%, 8/15/29 (Pre-refunded 8/15/09)	8/09 at 101.00	AAA	12,307,331
850	Tulsa Industrial Authority, Oklahoma, Student Housing Revenue Bonds, University of Tulsa,	10/16 at 100.00	A2	880,609
	Series 2006, 5.000%, 10/01/37
1,335	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc., Series 1995,	6/07 at 100.00	B	1,339,980
	6.250%, 6/01/20
1,500	Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding Bonds, American Airlines Inc.,	No Opt. Call	B–	1,791,900
	Series 2004A, 7.750%, 6/01/35 (Mandatory put 12/01/14)

17,565	Total Oklahoma			18,597,662

	Pennsylvania – 4.7% (3.2% of Total Investments)
	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, West Penn
	Allegheny Health System, Series 2000B:
695	9.250%, 11/15/22	11/10 at 102.00	Ba3	824,506
6,455	9.250%, 11/15/30	11/10 at 102.00	Ba3	7,645,367
500	Allentown Area Hospital Authority, Pennsylvania, Revenue Bonds, Sacred Heart Hospital, Series	No Opt. Call	BB+	517,380
	2005, 6.000%, 11/15/16
2,000	Chester County Health and Education Facilities Authority, Pennsylvania, Revenue Bonds,	10/15 at 102.00	N/R	2,021,320
	Immaculata University, Series 2005, 5.750%, 10/15/37
190	Monroeville Hospital Authority, Pennsylvania, Revenue Bonds, Forbes Health System, Series	4/07 at 100.00	Ba3	190,298
	1992, 7.000%, 10/01/13
300	Monroeville Hospital Authority, Pennsylvania, Revenue Bonds, Forbes Health System, Series	4/07 at 101.00	Ba3	302,520
	1995, 6.250%, 10/01/15
500	New Morgan Industrial Development Authority, Pennsylvania, Solid Waste Disposal Revenue Bonds,	4/07 at 100.00	BB–	499,950
	New Morgan Landfill Company Inc., Series 1994, 6.500%, 4/01/19 (Alternative Minimum Tax)
400	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds,	12/09 at 103.00	B2	441,508
	Reliant Energy Inc., Series 2002A, 6.750%, 12/01/36 (Alternative Minimum Tax)
600	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds,	12/09 at 103.00	B2	662,262
	Reliant Energy Inc., Series 2003A, 6.750%, 12/01/36 (Alternative Minimum Tax)
4,000	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Amtrak 30th Street	6/12 at 102.00	A	4,325,800
	Station Parking Garage, Series 2002, 5.800%, 6/01/23 – ACA Insured (Alternative Minimum Tax)
230	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Allegheny General	3/07 at 100.00	Ba3	230,393
	Hospital, Series 1991A, 7.250%, 9/01/17

15,870	Total Pennsylvania			17,661,304

	Rhode Island – 1.3% (0.9% of Total Investments)
1,500	Central Falls Detention Facility Corporation, Rhode Island, Detention Facility Revenue Bonds,	7/15 at 103.00	N/R	1,683,825
	Series 2005, 7.250%, 7/15/35
3,000	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	BBB	3,246,990
	Series 2002A, 6.250%, 6/01/42

4,500	Total Rhode Island			4,930,815

	South Carolina – 0.2% (0.1% of Total Investments)
490	Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement	No Opt. Call	BBB	571,428
	Asset-Backed Bonds, Series 2001B, 6.375%, 5/15/30

	Tennessee – 1.1% (0.8% of Total Investments)
3,500	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue	4/12 at 101.00	Baa3	3,760,575
	Bonds, Baptist Health System of East Tennessee Inc., Series 2002, 6.500%, 4/15/31
500	Maury County Industrial Development Board, Tennessee, Multi-Modal Interchangeable Rate	3/07 at 100.00	B–	509,600
	Pollution Control Revenue Refunding Bonds, Saturn Corporation, Series 1994, 6.500%, 9/01/24

4,000	Total Tennessee			4,270,175

	Texas – 9.2% (6.3% of Total Investments)
1,200	Dallas-Ft. Worth International Airport Facility Improvement Corporation, Texas, Revenue Bonds,	5/07 at 100.00	CCC+	1,217,880
	American Airlines Inc., Series 1992, 7.250%, 11/01/30 (Alternative Minimum Tax)
2,705	Dallas-Ft. Worth International Airport Facility Improvement Corporation, Texas, Revenue Bonds,	11/07 at 100.00	CCC+	2,728,642
	American Airlines Inc., Series 1995, 6.000%, 11/01/14
	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2004A:
1,840	7.000%, 9/01/25	9/14 at 100.00	N/R	2,018,701
6,600	7.125%, 9/01/34	9/14 at 100.00	N/R	7,259,472
585	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo	4/12 at 100.00	Ba1	655,089
	Petroleum Corporation Project, Series 1998, 8.000%, 4/01/28 (Alternative Minimum Tax)
1,000	Heart of Texas Education Finance Corporation, Texas, Gateway Charter Academy, Series 2006A,	8/16 at 100.00	N/R	988,450
	6.000%, 2/15/36
	Houston Health Facilities Development Corporation, Texas, Revenue Bonds, Buckingham Senior
	Living Community Inc., Series 2004A:
250	7.000%, 2/15/23	2/14 at 101.00	N/R	279,230
1,400	7.125%, 2/15/34	2/14 at 101.00	N/R	1,563,114
2,020	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Air Lines Inc.,	7/09 at 101.00	B–	2,062,763
	Series 1998B, 5.700%, 7/15/29 (Alternative Minimum Tax)
975	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Air Lines Inc.,	7/09 at 101.00	B–	995,641
	Series 1998C, 5.700%, 7/15/29 (Alternative Minimum Tax)
	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Air Lines Inc.,
	Series 2001E:
600	7.375%, 7/01/22 (Alternative Minimum Tax)	7/11 at 101.00	B–	666,552
5,350	6.750%, 7/01/29 (Alternative Minimum Tax)	7/11 at 101.00	B–	5,811,652
2,000	Sea Breeze Public Facility Corporation, Texas, Multifamily Housing Revenue Bonds, Sea Breeze	1/21 at 100.00	N/R	2,030,080
	Senior Apartments, Series 2006, 6.500%, 1/01/46 (Alternative Minimum Tax)
5,825	Texas Department of Housing and Community Affairs, Multifamily Housing Revenue Bonds, Humble	7/21 at 100.00	N/R	6,036,098
	Parkway Townhomes, Series 2004, 6.600%, 1/01/41 (Alternative Minimum Tax)

32,350	Total Texas			34,313,364

	Virgin Islands – 3.3% (2.3% of Total Investments)
3,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 2003, 5.000%,	10/14 at 100.00	AA	3,138,750
	10/01/26 – RAAI Insured
5,000	Virgin Islands Public Finance Authority, Revenue Bonds, Refinery Project – Hovensa LLC, Series	1/14 at 100.00	BBB	5,531,300
	2003, 6.125%, 7/01/22 (Alternative Minimum Tax)
3,300	Virgin Islands Public Finance Authority, Senior Secured Lien Revenue Bonds, Refinery Project –	7/14 at 100.00	BBB	3,619,242
	Hovensa LLC, Series 2004, 5.875%, 7/01/22

11,300	Total Virgin Islands			12,289,292

	Virginia – 4.3% (3.0% of Total Investments)
	Pocahontas Parkway Association, Virginia, Senior Lien Revenue Bonds, Route 895 Connector Toll
	Road, Series 1998A:
2,000	0.000%, 8/15/14 (Pre-refunded 8/15/08)	8/08 at 73.23	AAA	1,382,760
4,250	5.500%, 8/15/28 (Pre-refunded 8/15/08)	8/08 at 102.00	AAA	4,447,923
1,850	0.000%, 8/15/30 (Pre-refunded 8/15/08)	8/08 at 28.38	AAA	495,726
	Pocahontas Parkway Association, Virginia, Senior Lien Revenue Bonds, Route 895 Connector Toll
	Road, Series 1998B:
2,000	0.000%, 8/15/12 (Pre-refunded 8/15/08)	8/08 at 82.10	AAA	1,550,280
3,000	0.000%, 8/15/15 (Pre-refunded 8/15/08)	8/08 at 68.82	AAA	1,949,400
9,000	0.000%, 8/15/19 (Pre-refunded 8/15/08)	8/08 at 54.38	AAA	4,620,960
630	Rockbridge County Industrial Development Authority, Virginia, Horse Center Revenue Bonds,	7/11 at 105.00	B2	674,522
	Series 2001A, 7.400%, 7/15/21
980	Rockbridge County Industrial Development Authority, Virginia, Horse Center Revenue Refunding	7/11 at 100.00	B2	997,767
	Bonds, Series 2001C, 6.850%, 7/15/21

23,710	Total Virginia			16,119,338

	Washington – 3.5% (2.4% of Total Investments)
3,000	Skagit County Public Hospital District 1, Washington, Revenue Bonds, Skagit Valley Hospital,	12/13 at 100.00	Baa2	3,246,390
	Series 2003, 6.000%, 12/01/18
	Vancouver Downtown Redevelopment Authority, Washington, Revenue Bonds, Conference Center
	Project, Series 2003A:
1,750	6.000%, 1/01/28 – ACA Insured	1/14 at 100.00	A	1,921,360
2,500	5.250%, 1/01/34 – ACA Insured	1/14 at 100.00	A	2,594,500
4,725	6.000%, 1/01/34 – ACA Insured	1/14 at 100.00	A	5,164,047

11,975	Total Washington			12,926,297

	Wisconsin – 5.8% (4.0% of Total Investments)
550	Lac Courte Oreilles Band of Lake Superior Chippewa Indians, Wisconsin, Revenue Bonds, Series	12/14 at 101.00	N/R (4)	691,818
	2003A, 7.750%, 6/01/16 (Pre-refunded 12/01/14)
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care Inc.,
	Series 1999A:
9,485	5.600%, 2/15/29	2/09 at 101.00	BBB+	9,820,008
2,300	5.600%, 2/15/29 – ACA Insured	2/09 at 101.00	A	2,370,219
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Southwest Health Center
	Inc., Series 2004A:
875	6.125%, 4/01/24	4/14 at 100.00	N/R	922,836
1,000	6.250%, 4/01/34	4/14 at 100.00	N/R	1,057,350
6,305	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	2/12 at 101.00	A– (4)	6,911,479
	Services Inc., Series 2002, 5.750%, 8/15/30 (Pre-refunded 2/15/12)

20,515	Total Wisconsin			21,773,710

$ 521,532	Total Investments (cost $502,095,540) – 145.9%			543,851,510

	Floating Rate Obligation – (5.7%)			(21,135,000)

	Other Assets Less Liabilities – 1.4%			5,082,503

	Preferred Shares, at Liquidation Value – (41.6)%			(155,000,000)

	Net Assets Applicable to Common Shares – 100%			$372,799,013

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor's
Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Non-income producing security, in the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.
(6)	The issuer has received a formal adverse determination from the Internal Revenue Service (the “IRS”)
regarding the tax-exempt status of the bonds’ coupon payments. The fund will continue to treat coupon payments as tax-exempt income until such time that it is formally determined that the interest on the bonds should be treated as taxable.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.
(IF)	Inverse floating rate investment.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No.140.

At January 31, 2007, the cost of investments was $479,658,240.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2007, were as follows:

Gross unrealized:
Appreciation	$43,836,427
Depreciation	(778,267)

Net unrealized appreciation (depreciation) of investments	$43,058,160

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Municipal High Income Opportunity Fund

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         March 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         March 30, 2007

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        March 30, 2007

* Print the name and title of each signing officer under his or her signature.